Derivative Financial Instruments - Summary of Cross Currency Swap Contracts (Detail) - Participating cross currency swap contracts [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 495,436	₺ 653,142
Cash flow effect	(695,892)	(582,580)
Gains recognized in profit or loss	997,516	424,874
Ending balance	₺ 797,060	₺ 495,436